                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 250
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


          /s/ Andrea McMahon               Omaha, Nebraska          2/12/09
--------------------------------------   -------------------   -----------------
              [Signature]                   [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-_________________   _____________________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:          164

Form 13F Information Table Value Total:     $221,017
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name

NONE   28-10990               MGA Holdings, L.L.C.

[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
31-Dec-08

                                 Title                                                                       Voting Authority
                                   of                   Value    Shares/  Sh/  Put/  Invstmt    Other   ------------------------
        Name of Issuer           class      CUSIP     (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers     Sole    Shared   None
-------------------------------  -----  ------------  --------  --------  ---  ----  -------  --------  ---------  ------  -----
Boston Private Financial Hldg    COM    101119105           85     12400  SH         Defined                12400
Bristol Myers Squibb Co          COM    110122108         3301    141965  SH         Defined               140025           1940
CVS/Caremark Corp                COM    126650100         4805    167191  SH         Defined               162441           4750
Calumet Spec Prod Ptnr Ut Ltd    COM    131476103           89     10200  SH         Defined                10200
Chattem Inc                      COM    162456107          318      4450  SH         Defined                 4450
Chesapeake Energy Corp           COM    165167107         1844    114011  SH         Defined               111326           2685
Coca-Cola Co                     COM    191216100          645     14243  SH         Defined                13505            738
Conagra Inc                      COM    205887102         3750    227257  SH         Defined               220632           6625
Convergys Corp                   COM    212485106          346     54000  SH         Defined                54000
DuPont (EI) De Nemours           COM    263534109          207      8175  SH         Defined                 8175
Ebay Inc                         COM    278642103          573     41028  SH         Defined                41028
El Paso Pipeline Partners LP     COM    283702108          379     24300  SH         Defined                24300
Emerson Electric Co              COM    291011104         4759    129996  SH         Defined               127471           2525
Enterprise GP Hldgs LP           COM    293716106          389     22300  SH         Defined                22300
Factset Research Systems Inc     COM    303075105          380      8600  SH         Defined                 8600
Federated Investors Inc Pa CL    COM    314211103          505     29775  SH         Defined                29010            765
First State Bancorporation (nm   COM    336453105           23     13900  SH         Defined                13900
Gateway Finl Hldgs Inc           COM    368140109           60     12600  SH         Defined                12600
Genl Electric Co                 COM    369604103         2510    154938  SH         Defined               153738           1200
Goodrich Pete Corp               COM    382410405          231      7700  SH         Defined                 7700
Hanmi Finl Corp                  COM    410495105           36     17400  SH         Defined                17400
Hanover Insurance Group, Inc.    COM    410867105          959     22309  SH         Defined                22309
Henry Jack & Assoc Inc           COM    426281101          386     19885  SH         Defined                19885
Hercules Offshore Inc            COM    427093109          354     74439  SH         Defined                73639            800
Horace Mann Educators            COM    440327104          245     26650  SH         Defined                26650
Horsehead Hldg Corp              COM    440694305          213     45399  SH         Defined                45399
Humana Inc                       COM    444859102         2179     58460  SH         Defined                57460           1000
iShares Barclays Treas Inflat    COM    464287176          362      3649  SH         Defined                 1389           2260
iShares Barclays Aggregate Bon   COM    464287226         2789     26768  SH         Defined                20794           5974
Ishares S & P Small Cap 600 -    COM    464287804          686     15600  SH         Defined                15600
iShares iBoxx High Yld Corp Bo   COM    464288513          228      2998  SH         Defined                 2978             20
iShares Barclays MBSFixed-Rate   COM    464288588          404      3850  SH         Defined                 3850
iShares Barclays 1-3 Yr Credit   COM    464288646          381      3782  SH         Defined                 3755             27
Johnson & Johnson                COM    478160104         7683    128406  SH         Defined               123571           4835
Kaydon Corp.                     COM    486587108          343      9991  SH         Defined                 9991
Kinder Morgan Energy Ut Ltd Pa   COM    494550106          234      5110  SH         Defined                 5110
Lincoln National Corp.           COM    534187109          286     15200  SH         Defined                15200
Magellan Midstream Prt Com Uni   COM    559080106          254      8400  SH         Defined                 8400
Manhattan Associates Inc         COM    562750109          251     15900  SH         Defined                15900
Markwest Energy Partnr Unit L    COM    570759100          211     26500  SH         Defined                26500
McGraw Hill Cos Inc              COM    580645109         2494    107557  SH         Defined               105267           2290
Mediware Information System In   COM    584946107           60     12504  SH         Defined                12504
Microsoft Corp                   COM    594918104         6549    336889  SH         Defined               325584          11305
S & P 400 Mid-Cap Dep Receipts   COM    595635103          619      6366  SH         Defined                 6366
Moodys Corp                      COM    615369105         1395     69445  SH         Defined                66495           2950
Motorcar Parts & Acces           COM    620071100          179     45891  SH         Defined                45891
Mueller Wtr Prods Inc Com Ser    COM    624758207          598     70907  SH         Defined                66722           4185
Mylan Laboratories               COM    628530107         1702    172100  SH         Defined               172100
Noven Pharmaceuticals            COM    670009109          415     37700  SH         Defined                37700
Palomar Medical Technologies,    COM    697529303          770     66815  SH         Defined                64500           2315
Pentair Inc                      COM    709631105         1522     64315  SH         Defined                64315
Pepsico Inc                      COM    713448108         4788     87421  SH         Defined                85807           1614
Pfizer Inc                       COM    717081103         2317    130857  SH         Defined               126523           4334
Physicians Form Hldgs            COM    719427106           53     19050  SH         Defined                19050
Pioneer Drilling Co              COM    723655106          100     17877  SH         Defined                17877
Plains All Am Pipeline Unit LP   COM    726503105          562     16200  SH         Defined                16200

Procter & Gamble Co              COM    742718109         5547     89731  SH         Defined                87471           2260
Progress Software Corp           COM    743312100          273     14200  SH         Defined                14200
Regal Beloit Corp                COM    758750103          376      9900  SH         Defined                 9900
St Joe Co                        COM    790148100          909     37383  SH         Defined                36753            630
Schering Plough Corp             COM    806605101         3389    198998  SH         Defined               193983           5015
Schering Plough 6% Pfd Series    PFD    806605705         4229     24305  SH         Defined                24280             25
Spectra Energy Corp              COM    847560109          408     25895  SH         Defined                25318            577
Stamps Com Inc                   COM    852857200          329     33428  SH         Defined                33428
Teppco Partners L P Ut Ltd Par   COM    872384102          351     17939  SH         Defined                17939
Terex Corp                       COM    880779103         1648     95125  SH         Defined                91670           3455
Torchmark Corp                   COM    891027104          215      4800  SH         Defined                 4800
Toro Co                          COM    891092108          476     14435  SH         Defined                14435
Trico Marine Services Inc        COM    896106200          126     28100  SH         Defined                28100
VCA Antech Inc                   COM    918194101          662     33300  SH         Defined                33300
Western Union Co                 COM    959802109         5573    388631  SH         Defined               380694           7937
AT & T Inc                       COM    00206r102         4532    159009  SH         Defined               154859           4150
Abbott Laboratories              COM    002824100         2708     50745  SH         Defined                49595           1150
Actuant Corp Cl A New            COM    00508x203          749     39388  SH         Defined                38788            600
Acuity Brands Inc                COM    00508y102          368     10550  SH         Defined                10550
Acxiom Corp                      COM    005125109          100     12309  SH         Defined                10833           1476
American Dental Partners         COM    025353103          504     72658  SH         Defined                72658
American Equity Invt Life        COM    025676206          192     27450  SH         Defined                27450
American Express Co              COM    025816109         5602    301991  SH         Defined               291711          10280
Amer Intl Group Inc              COM    026874107          157    100235  SH         Defined                99345            890
American States Water Co.        COM    029899101          681     20645  SH         Defined                20645
AmerisourceBergen Corp           COM    03073e105          770     21592  SH         Defined                21480            112
Anadarko Petroleum               COM    032511107          525     13610  SH         Defined                13610
Animal Health Intl Inc           COM    03525n109           26     12400  SH         Defined                12400
Apache Corp                      COM    037411105         1576     21150  SH         Defined                21065             85
Atwood Oceanics Inc              COM    050095108          200     13100  SH         Defined                13100
Autodesk Inc                     COM    052769106         1018     51800  SH         Defined                51350            450
Automatic Data Process           COM    053015103         5441    138314  SH         Defined               135539           2775
Avnet Inc                        COM    053807103          437     24000  SH         Defined                24000
Bank of America Corp             COM    060505104          220     15600  SH         Defined                15600
Bear Stearns Cos Inc Alerian M   COM    073902835          429     19700  SH         Defined                17500           2200
Berkshire Hathaway, Inc. Cl A    COM    084670108          580         6  SH         Defined                    6
Berkshire Hathaway Inc Cl B      COM    084670207         7608      2367  SH         Defined                 2270             97
Berry Petroleum Co Cl A          COM    085789105          125     16600  SH         Defined                16600
Broadridge Financial Solutions   COM    11133t103          749     59701  SH         Defined                57276           2425
Cardinal Health Inc              COM    14149Y108         4173    121071  SH         Defined               119226           1845
Centene Corp                     COM    15135b101          681     34550  SH         Defined                34550
Chart Industries Inc             COM    16115q308          245     23055  SH         Defined                23055
Cisco Sys Inc                    COM    17275R102         2366    145125  SH         Defined               145125
Community Bancorp Nev            COM    20343t100           36     10400  SH         Defined                10400
Compass Minerals Int'l           COM    20451n101         3121     53212  SH         Defined                52195           1017
ConocoPhillips                   COM    20825c104         6539    126237  SH         Defined               122216           4021
DCP Midstream Partners Com Ut    COM    23311p100           97     10300  SH         Defined                10300
Devon Energy Corporation         COM    25179M103         4793     72946  SH         Defined                71645           1301
Duke Energy                      COM    26441c105          459     30591  SH         Defined                29437           1154
Dun & Bradstreet Corp            COM    26483E100         3917     50742  SH         Defined                49212           1530
Ensco Intl Inc                   COM    26874q100          676     23800  SH         Defined                23800
Eagle Materials, Inc.            COM    26969p108          250     13570  SH         Defined                13570
Enbridge Energy Partners LP      COM    29250r106          701     27500  SH         Defined                27500
Encore Acquisition Co            COM    29255w100          278     10900  SH         Defined                10900
Energy Transfer Equity Com UT    COM    29273v100          804     49600  SH         Defined                49600
Exxon Mobil Corp                 COM    30231G102         2414     30238  SH         Defined                29438            800
FBL Financial Group Inc. Cl A    COM    30239F106          776     50203  SH         Defined                50203
Firstservice Corp                COM    33761n109          652     49590  SH         Defined                49075            515
Freeport McMoran Copper & Gold   COM    35671D857         1358     55555  SH         Defined                55355            200
Frontier Oil Corp                COM    35914p105          422     33400  SH         Defined                33400
Healthspring Inc                 COM    42224n101          885     44300  SH         Defined                44300
Inventiv Health Inc              COM    46122e105          289     25050  SH         Defined                25050
J P Morgan Chase & Co            COM    46625h100          297      9434  SH         Defined                 9434
Jones Lang LaSalle Inc.          COM    48020q107          883     31890  SH         Defined                31690            200
Kinder Morgan Management, LLC    COM    49455u100          800     20000  SH         Defined                20000
Laboratory Corporation Of Amer   COM    50540r409          594      9217  SH         Defined                 8755            462
Magellan Midstream Hld Com LP    COM    55907r108          293     21100  SH         Defined                21100

McKesson HBOC Inc                COM    58155q103          256      6620  SH         Defined                 6620
Medifast, Inc.                   COM    58470h101           86     15520  SH         Defined                15520
Neuberger Berman Intrmd Muni B   COM    64124p101          246  21632.82  SH         Defined            21632.818
Nighthawk Radiology Holdings     COM    65411n105          471     96866  SH         Defined                96866
NuStar GP Holdings LLC           COM    67059l102          271     15300  SH         Defined                15300
ONEOK Partners, L.P.             COM    68268n103          679     14900  SH         Defined                14900
Oracle Corp                      COM    68389X105         2303    129900  SH         Defined               129900
Pacific Premier Bncrp            COM    69478x105           53     13155  SH         Defined                13155
Pain Therapeutics Inc            COM    69562k100          238     40224  SH         Defined                40224
Phoenix Cos Inc                  COM    71902e109          229     70000  SH         Defined                70000
Standard & Poor's 500 Deposito   COM    78462f103         2499     27694  SH         Defined                27694
SPSS, Inc.                       COM    78462k102          310     11500  SH         Defined                11500
KBW Regional Banking - ETF       COM    78464a698         1623     55655  SH         Defined                55655
Sealed Air Corp                  COM    81211K100         1719    115075  SH         Defined               113225           1850
Targo Res Partners LP            COM    87611x105          369     47600  SH         Defined                47600
Tetra Technologies Inc.          COM    88162f105          164     33750  SH         Defined                33750
3M Company                       COM    88579y101         3973     69054  SH         Defined                66909           2145
UCBH Holdings Inc                COM    90262t308          231     33520  SH         Defined                33520
U.S. Auto Parts Network, Inc.    COM    90343c100           54     39108  SH         Defined                39108
Union Drilling, Inc.             COM    90653p105           97     18757  SH         Defined                18757
United Health Group Inc          COM    91324P102         3040    114283  SH         Defined               113112           1171
Valeant Pharmaceutical Interna   COM    91911x104          865     37793  SH         Defined                35395           2398
Valero Energy Corp               COM    91913Y100         4463    206255  SH         Defined               204265           1990
Visa Inc Com Cl A                COM    92826c839         1819     34675  SH         Defined                33750            925
Wellcare Health Plans            COM    94946t106         4437    345019  SH         Defined               330094          14925
WellPoint Inc                    COM    94973v107         4625    109780  SH         Defined               108420           1360
Wesco Intl Inc                   COM    95082P105         1751     91050  SH         Defined                90550            500
Williams Partners L P            COM    96950f104          181     15200  SH         Defined                15200
Windstream Corp.                 COM    97381w104          116     12597  SH         Defined                11122           1475
Arch Capital Group LTD           COM    G0450A105          315      4500  SH         Defined                 4500
Argo Group International Holdi   COM    g0464b107         1245     36718  SH         Defined                36217            501
Covidien Ltd                     COM    G2552X108         5046    139242  SH         Defined               136286           2956
Endurance Specialty Holdings L   COM    g30397106          229      7500  SH         Defined                 7500
Everest Re Group Ltd             COM    g3223r108          868     11400  SH         Defined                11400
Flagstone Reinsurance Holdings   COM    g3529t105          328     33600  SH         Defined                33600
Montpelier Re Holdings Ltd       COM    G62185106         2474    147320  SH         Defined               146220           1100
Nabors Industries Ltd            COM    g6359f103          126     10500  SH         Defined                10500
Noble Corporation                COM    g65422100          617     27925  SH         Defined                27925
RenaissanceRe Holdings Ltd       COM    G7496G103         5505    106765  SH         Defined               104515           2250
UTI Worldwide Inc                COM    g87210103          423     29500  SH         Defined                29500
Tyco Electronics Ltd.            COM    G9144P105          260     16042  SH         Defined                13181           2861
REPORT SUMMARY                     164  DATA RECORDS    221017               1   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED